Employee benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [Line Items]
Benefit obligation at the beginning of the year	$ 9,586	$ 8,657	$ 8,755
Service cost	0	0	0
Interest cost	280	336	319
Actuarial loss	506	984	63
Benefits paid	(508)	(391)	(480)
Benefit obligation at the end of the year	$ 9,864	$ 9,586	$ 8,657